Receivables and Other Current Assets	3 Months Ended
Mar. 31, 2019
Trade and other current receivables [abstract]
Receivables and Other Current Assets

5.	RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of March 31, 2019 is detailed in the table below:

	March 31, 2019	December 31, 2018
Sales taxes receivable	52	75
Interest receivable	17	10
Other current assets	68	48
	137	133

Other current assets is comprised of prepaid expenses.